CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Receivables, allowance for doubtful accounts	$ 11	$ 10
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	65,000,000	65,000,000
Common stock, Issued	34,610,931	32,449,669
Treasury stock, shares	100,256	0